Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 3,589	$ 3,588
Regulatory liabilities (Note 8)	(3,222)	(3,103)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	33	42
Unamortized past service costs	1	1
Income tax recovery	(8)	(10)
Accumulated other comprehensive income	26	33
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	260	517
Past service credits	(5)	(7)
Other regulatory deferrals	10	13
Net regulatory assets (liabilities)	265	523
Regulatory assets (Note 8)	376	523
Regulatory liabilities (Note 8)	(111)	0
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(5)	(1)
Unamortized past service costs	7	7
Income tax recovery	0	(1)
Accumulated other comprehensive income	2	5
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(81)	12
Past service credits	(6)	(8)
Other regulatory deferrals	14	18
Net regulatory assets (liabilities)	(73)	22
Regulatory assets (Note 8)	12	65
Regulatory liabilities (Note 8)	$ (85)	$ (43)